Note 16 - Shareholders' Equity, Basic and diluted earnings per share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic and diluted earnings per share amounts
Net income for the year attributable to Petrobras	$ 19,184	$ 15,504	$ 18,879
Less priority preferred share dividends	(2,370)	(1,159)	(749)
Less common shares dividends, up to the priority preferred shares dividends on a per- share basis	(3,148)	(1,589)	(1,027)
Remaining net income to be equally allocated to common and preferred shares	$ 13,666	$ 12,756	$ 17,103
Weighted average number of shares outstanding
Weighted average number of shares outstanding - common	5,683,061,430	5,073,347,344	5,073,347,344
Weighted average number of shares outstanding - preferred	4,189,764,635	3,700,729,396	3,700,729,396
Basic and diluted earnings per common and preferred share	1.94	1.77	2.15
Basic and diluted earnings per common and preferred ADS	3.88	3.54	4.30